Condensed financial information of the parent company	12 Months Ended
Dec. 31, 2024
Condensed financial information of the parent company
Condensed financial information of the parent company
22.	Condensed financial information of the parent company

Rules 12-04(a) and 4-08(e)(3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Parent Company used the equity method to account for its investment in its subsidiaries. Such investment is presented on the separate condensed balance sheets of the Parent Company as “Investments in and receivables from subsidiaries”. The Parent Company, its subsidiaries were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Parent Company’s share of income (loss) from its subsidiaries is reported as “share of income (loss) from subsidiaries” in the condensed financial statements. Ordinarily, under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of the parent only financial information, the Company has continued to reflect its share, based on its proportionate interest, of the losses of its subsidiaries regardless of the carrying value of the investment even though the Company is not obligated to provide continuing support or fund losses.

The Parent Company is a Cayman Islands company and, therefore, is not subject to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted.

As of December 31, 2023 and 2024, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Condensed Financial Information of the Parent Company

CONDENSED BALANCE SHEETS

	As of December 31,
	2023	2024
	US$	US$
ASSETS
Current assets:
Cash	6,902	13,784
Prepayments and other current assets	644	464
Total current assets	7,546	14,248
Non-current assets:
Investments in and receivables from subsidiaries	382,605	326,177
Total assets	390,151	340,425
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued liabilities and other current liabilities	1,104	6,058
Preferred shares forward contract liabilities	40,344	—
Convertible preferred shares	—	68,113
Non-current liabilities:
Other non-current liabilities	516	—
Total liabilities	41,964	74,171
Shareholders’ equity:
Ordinary shares	—	—
Subscriptions receivable from shareholders	—	—
Treasury stocks	(57,055)	(57,055)
Additional paid-in capital	653,860	816,363
Statutory reserves	14,892	14,892
Accumulated other comprehensive loss	(43,879)	(57,456)
Accumulated deficit	(219,631)	(450,490)
Total shareholders’ equity	348,187	266,254
Total liabilities and shareholders’ equity	390,149	340,425

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$
Operating expenses:
General and administrative expenses	(3,120)	(4,538)	(8,115)
Loss from operations	(3,120)	(4,538)	(8,115)
Interest income	1	323	—
Other income, net	316	337	581
Change in fair value of financial instruments other than derivatives	3,795	(10,918)	20,571
Excess of fair value of Convertible Preferred Shares	—	(59,199)	(50,725)
Share of income (losses) from subsidiaries	58,734	(340,158)	(212,064)
Net income (loss)	59,726	(414,153)	(249,752)
Foreign currency translation adjustment, net of nil tax	14,444	(6,966)	(13,577)
Total comprehensive income (loss)	74,170	(421,119)	(263,329)

CONDENSED STATEMENTS OF CASH FLOWS

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$
Cash flows from operating activities
Receipt of refund from depository bank	—	520	—
Other cash used in operating activities	(3,078)	(4,459)	(4,044)
Net cash used in operating activities	(3,078)	(3,939)	(4,044)
Cash flows from investing activities
Collection from (payment to) subsidiaries	43,869	(84,760)	(118,884)
Net cash provided by (used in) investing activities	43,869	(84,760)	(118,884)
Cash flows from financing activities
Repurchase of warrants	(6,358)	—	—
Payment for repurchase of ordinary shares	(33,643)	—	—
Proceeds from issuance of ordinary shares, net of issuance costs	—	65,430	—
Proceeds from issuance of Convertible Preferred Shares, net of issuance costs	—	24,575	129,810
Net cash (used in) provided by financing activities	(40,001)	90,005	129,810
Net increase in cash	790	1,306	6,882
Effect of exchange rate changes on cash	52	(86)	—
Cash, beginning of year	4,840	5,682	6,902
Cash, end of year	5,682	6,902	13,784